Installment Loans (Composition of Installment Loans By Domicile and Type of Borrower) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2017	Mar. 31, 2016
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment loans		¥ 2,815,706	¥ 2,592,233
Purchased loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment loans	[1]	24,795	30,524
Japan | Consumer borrowers
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment loans		1,560,246	1,406,087
Japan | Consumer borrowers | Consumer - Housing loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment loans		1,261,571	1,122,088
Japan | Consumer borrowers | Card loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment loans		270,007	260,533
Japan | Consumer borrowers | Consumer - Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment loans		28,668	23,466
Japan | Corporate borrowers
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment loans		623,773	615,323
Japan | Corporate borrowers | Corporate Real Estate Companies Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment loans		270,965	230,001
Japan | Corporate borrowers | Non-recourse Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment loans		12,758	19,951
Japan | Corporate borrowers | Corporate Commercial, industrial and other companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment loans		340,050	365,371
Overseas
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment loans		606,892	540,299
Overseas | Non-recourse Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment loans		75,968	61,260
Overseas | Corporate Commercial, industrial and other companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment loans		¥ 530,924	¥ 479,039

[1]	Purchased loans represent loans with evidence of deterioration of credit quality since origination and for which it is probable at acquisition that collection of all contractually required payments from the debtors is unlikely.